Goodwill (Details) - CHF (SFr) SFr in Millions	3 Months Ended	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016
Gross amount of goodwill
Balance at beginning of period	SFr 8,722	SFr 8,804
Foreign currency translation impact	(158)	(236)
Other		(4)
Balance at end of period	8,564	8,564
Accumulated impairment
Balance at beginning of period	3,891	3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	4,673	4,673	SFr 4,831	SFr 4,913
Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period	616	623
Foreign currency translation impact	(14)	(21)
Other		0
Balance at end of period	602	602
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	602	602
Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period	1,580	1,612
Foreign currency translation impact	(57)	(85)
Other		(4)
Balance at end of period	1,523	1,523
Accumulated impairment
Balance at beginning of period	0	0
Balance at end of period	0	0
Net book value
Net book value	1,523	1,523
Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period	2,294	2,318
Foreign currency translation impact	(49)	(73)
Other		0
Balance at end of period	2,245	2,245
Accumulated impairment
Balance at beginning of period	772	772
Balance at end of period	772	772
Net book value
Net book value	1,473	1,473
Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period	3,187	3,195
Foreign currency translation impact	(16)	(24)
Other		0
Balance at end of period	3,171	3,171
Accumulated impairment
Balance at beginning of period	2,719	2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	452	452
Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period	1,033	1,044
Foreign currency translation impact	(22)	(33)
Other		0
Balance at end of period	1,011	1,011
Accumulated impairment
Balance at beginning of period	388	388
Balance at end of period	388	388
Net book value
Net book value	623	623
Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period	12	12
Foreign currency translation impact	0	0
Other		0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period	12	12
Balance at end of period	12	12
Net book value
Net book value	0	0
Bank
Gross amount of goodwill
Balance at beginning of period		8,080
Foreign currency translation impact		(211)
Other		(4)
Balance at end of period	7,865	7,865
Accumulated impairment
Balance at beginning of period		3,891
Balance at end of period	3,891	3,891
Net book value
Net book value	3,974	3,974		SFr 4,189
Bank | Operating Segments | Swiss Universal Bank
Gross amount of goodwill
Balance at beginning of period		605
Foreign currency translation impact		(21)
Other		0
Balance at end of period	584	584
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	584	584
Bank | Operating Segments | International Wealth Management
Gross amount of goodwill
Balance at beginning of period		1,598
Foreign currency translation impact		(85)
Other		(4)
Balance at end of period	1,509	1,509
Accumulated impairment
Balance at beginning of period		0
Balance at end of period	0	0
Net book value
Net book value	1,509	1,509
Bank | Operating Segments | Asia Pacific
Gross amount of goodwill
Balance at beginning of period		2,090
Foreign currency translation impact		(67)
Other		0
Balance at end of period	2,023	2,023
Accumulated impairment
Balance at beginning of period		772
Balance at end of period	772	772
Net book value
Net book value	1,251	1,251
Bank | Operating Segments | Global Markets
Gross amount of goodwill
Balance at beginning of period		2,842
Foreign currency translation impact		(7)
Other		0
Balance at end of period	2,835	2,835
Accumulated impairment
Balance at beginning of period		2,719
Balance at end of period	2,719	2,719
Net book value
Net book value	116	116
Bank | Operating Segments | Investment Banking & Capital Markets
Gross amount of goodwill
Balance at beginning of period		933
Foreign currency translation impact		(31)
Other		0
Balance at end of period	902	902
Accumulated impairment
Balance at beginning of period		388
Balance at end of period	388	388
Net book value
Net book value	514	514
Bank | Operating Segments | Strategic Resolution Unit
Gross amount of goodwill
Balance at beginning of period		12
Foreign currency translation impact		0
Other		0
Balance at end of period	12	12
Accumulated impairment
Balance at beginning of period		12
Balance at end of period	12	12
Net book value
Net book value	SFr 0	SFr 0